Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended										12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Shanghai Yimeng Software Technology Co Ltd	Jun. 30, 2009 Shanghai Yimeng Software Technology Co Ltd	Dec. 31, 2014 EMS USD ($)	Dec. 31, 2013 EMS USD ($)	Dec. 31, 2014 EMS Accounts Receivable	Dec. 31, 2013 EMS Accounts Receivable	Dec. 31, 2014 Long-term Debt USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2015 Subsequent Event USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Summary Of Significant Accounting Policies [Line Items]
Net loss attributable to Acorn International, Inc. shareholders	$ (44,328,912)	$ (39,895,878)	$ (17,926,074)											$ (8,282,712)	$ 18,873,242	$ 1,765,918
Accumulated deficits	(86,190,592)	(41,861,680)
Net cash provided by (used in) operating activities	(45,632,724)	2,467,551	(17,578,047)
Cash and cash equivalents	34,686,379	82,552,314	90,975,155			111,180,139								2,482,194	5,932,591
Advertising expenses	16,232,840	51,730,624	58,337,710
Prepaid advertising expenses	6,161,815	3,214,784
Monthly labor cost reduction	(300,000)
Repayment of line of credit																	8,450,000
Amount of borrowing facility	16,100,000			100,000,000
Cash and cash equivalents and restricted cash	39,485,342	88,903,710		241,610,810	542,037,027
Restricted cash, current	9,759,765	347,718											9,642,098	117,666	118,093
Restricted cash, non-current	0	9,677,049
Acquired intangible assets useful life																		5 years	15 years
Cost method percentage of ownership interest							12.90%	18.00%
Sales taxes	199,721	439,144	706,540
Gross direct sales revenues	45,361,639	136,810,535	194,220,344
Gross distribution sales revenues	49,592,804	48,339,489	49,059,870
Shipping and handling costs	4,902,307	12,351,337	15,222,530
Government subsidies	829,238	2,130,623	2,997,096
Gain (loss) on foreign currency transactions	(31,847)	184,157	(20,498)
Accounts receivables	$ 7,089,542	$ 6,097,658							$ 0	$ 1,140,368				$ 1,199,717	$ 3,311,055
Percentage of accounts receivables											10.00%	18.70%